Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies (Table) [Abstract]
Property, Plant and Equipment, Estimated Useful Lives

Years
Land improvements	2-45
Buildings and improvements	2-45
Machinery and other equipment	2-20
Capitalized software costs	3-5
Leasehold improvements	Length of lease

Accumulated Other Comprehensive Loss

	December 31
$ in millions	2010	2009
Cumulative translation adjustment		$41
Net unrealized gain on marketable securities and cash flow hedges, net of tax expense of $3 as of December 31, 2010, and 2009	$5	4
Unamortized benefit plan costs, net of tax benefit of $1,801 as of December 31, 2010, and $1,984 as of December 31, 2009	(2,762)	(3,059)

Total accumulated other comprehensive loss	$(2,757)	$(3,014)